Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

A reconciliation of net loss attributable to common stockholders and weighted average shares used in computing basic and diluted net loss per share is as follows:

	For the Three Months Ended
	March 31, 2020	March 31, 2019
Numerator for basic and diluted income (loss) per share:
Net income (loss) attributable to common stockholders	$(1,892,362)	(1,965,677)
Numerator for diluted income (loss) per share:
Net income (loss) attributable to common stockholders - as reported	$(1,892,362)	(1,965,677)
Net income (loss) attributable to common stockholders - after assumed conversions of dilutive shares	$(1,892,362)	(1,965,677)
Denominator for weighted average common shares outstanding:
Basic shares	3,175,040	1,807,403
Dilutive effect of Equity Awards	-
Dilutive effect of 2017 Notes	-	-
Diluted shares	3,175,040	1,807,403

Income (loss) per share – basic:	$(0.60)	(1.09)
Income (loss) per share – diluted:	$(0.60)	(1.09)

A reconciliation of net loss attributable to common stockholders and weighted average shares used in computing basic and diluted net loss per share is as follows:

	For the Twelve Months Ended
	December 31,	December 31,
	2019	2018
Numerator for basic and diluted income (loss) per share:
Net income (loss) attributable to common stockholders	$(6,029,978)	(19,480,701)
Numerator for diluted income (loss) per share:
Net income (loss) attributable to common stockholders - as reported	$(6,029,978)	(19,480,701)
Interest expense on 2017 Notes, net of taxes	-	-
Net income (loss) attributable to common stockholders - after assumed conversions of dilutive shares	$(6,029,978)	(19,480,701)
Denominator for weighted average common shares outstanding:
Basic shares	2,128,806	951,601
Dilutive effect of Equity Awards	-
Dilutive effect of 2017 Notes	-	-
Diluted shares	2,128,806	951,601

Income (loss) per share – basic:	$(2.83)	(20.47)

Income (loss) per share – diluted:	$(2.83)	(20.47)